Advances to suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Advances to suppliers
Advances to suppliers	R$ 317,026	R$ 308,054
Current assets	98,533	86,499
Non current assets	218,493	221,555
Forestry Development Program
Advances to suppliers
Advances to suppliers	231,063	237,466
Advance for the purchase of finished product
Advances to suppliers
Advances to suppliers		33,324
Advance to suppliers
Advances to suppliers
Advances to suppliers	R$ 85,963	R$ 37,264